Note 22 - Leases - Schedule of Lease Cost (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Fixed rent expense			$ 427	$ 101
Variable rent expense			111	0
Amortization of right-of-use assets - finance leases	$ 5	$ 0	15	0
Finance Lease, Interest Expense			1	0
Total Lease Costs			$ 554	$ 101